Derivative Instruments and Hedging Activities - Schedule of Amounts Recorded On Balance Sheet Related To Cumulative Basis Adjustments For Fair Value Hedges (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Current portion of long-term debt	$ 587.1	$ 863.0
Long-term debt			$ 1,000.0
Carrying Amount of Hedged Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt	884.0	837.6
Cumulative Amount of Fair Value Hedging Adjustment Included in Carrying Amount of Hedged Liabilities [Member] | Long Term Debt Noncurrent [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt	$ (112.4)	$ (158.6)